Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Future Amortization Expenses) (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
2015	$ 236,019
2016	219,485
2017	197,061
2018	127,730
2019	$ 42,274